Income Tax (Details) - Schedule of valuation allowance provided portion deferred $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of valuation allowance provided portion deferred [Abstract]
Valuation allowance, beginning balance	$ 8,789
Increase due to business combination	2,530
Increase	1,563
Valuation allowance, ending balance	$ 12,882